Event Subsequent to the Reporting Date - Narrative (Details)	Feb. 13, 2024 shares
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Shares Purchase For Cancellation, Maximum	5,000,000